Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus
Performance
As required by Section 953(a) of the Dodd-Frank
Wall
Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the table below sets forth information about the relationship between compensation actually paid (“
CAP
”) to our principal executive officer (“
PEO
”) and
non-PEO
NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company’s performance. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with Company performance, refer to the
“Compensation Discussion and Analysis” section of this proxy stateme
nt.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid for Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($) (5)	Net Income (000’s)

2025	$12,525,644	$13,272,082	$4,439,731	$4,533,576	$ 60.75	$ 89,400

2024	$ 8,691,058	$ 4,919,140	$3,390,980	$2,883,928	$ 63.38	$(226,546)

2023	$14,581,636	$13,440,517	$3,643,353	$3,766,768	$119.91	$ 215,464

(1)
The dollar amounts reported for the PEO, Ms. Dolan, under “Summary Compensation Table Total” are the amounts of total compensation reported for Ms. Dolan in the “Total” column of the Summary Compensation Table in each applicable year.

(2)
The dollar amounts reported for Ms. Dolan under “Compensation Actually Paid” represent the amount of CAP to Ms. Dolan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Dolan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Ms. Dolan’s
total
compensation for each year to determine the compensation actually paid:

	Kristin Dolan

	2025	2024	2023

Total Compensation as reported in Summary Compensation Table (SCT)	$12,525,644	$8,691,058	$14,581,636

Deduct Fair value of equity awards granted during fiscal year	$(4,231,553)	$(2,308,981)	$(8,816,270)

Add Fair value of outstanding and unvested equity compensation granted in current year — value at end of year-end	$5,640,454	$1,815,641	$7,675,151

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(564,262)	$(857,712)	$ —

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(98,201)	$(2,420,866)	$ —

Compensation Actually Paid to PEO	$13,272,082	$4,919,140	$13,440,517

(3)
The dollar amounts reported under Average Summary Compensation Total for non-PEO
NEOs represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding any individual serving as our PEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Dan McDermott and Kim Kelleher; (ii) for 2024, Patrick O’Connell, James Gallagher, Dan McDermott, Salvatore Romanello and Kim Kelleher; and (iii) for 2023, Patrick O’Connell, James Gallagher, Dan McDermott and Kim Kelleher.

(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving
as

our PEO for such year), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	Non-PEO NEO Averages

	2025	2024	2023

Total Compensation as reported in Summary Compensation Table (SCT)	$4,439,731	$3,390,980	$3,643,353

Deduct Fair value of equity awards granted during fiscal year	$(599,532)	$(665,896)	$(777,556)

Add Fair value of outstanding and unvested equity compensation granted in current year — value at end of year-end	$784,415	$543,666	$793,605

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(77,504)	$(133,710)	$53,839

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(13,535)	$(251,112)	$53,526

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$ —	$ —	$ —

Compensation Actually Paid to Non-PEO N E Os	$4,533,576	$2,883,928	$3,766,768

(5)
Cumulative Total Shareholder Return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the company’s share price at the end and the beginning of the measurement period by the company’s share price at the beginning of the measurement period
.

Named Executive Officers, Footnote	The dollar amounts reported under Average Summary Compensation Total for non-PEO
	NEOs represent the average of the amounts reported for the company’s named executive officers (NEOs) as a group (excluding any individual serving as our PEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Dan McDermott and Kim Kelleher; (ii) for 2024, Patrick O’Connell, James Gallagher, Dan McDermott, Salvatore Romanello and Kim Kelleher; and (iii) for 2023, Patrick O’Connell, James Gallagher, Dan McDermott and Kim Kelleher.
PEO Total Compensation Amount	$ 12,525,644	$ 8,691,058	$ 14,581,636
PEO Actually Paid Compensation Amount	$ 13,272,082	4,919,140	13,440,517
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported for Ms. Dolan under “Compensation Actually Paid” represent the amount of CAP to Ms. Dolan, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Ms. Dolan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to Ms. Dolan’s
total
compensation for each year to determine the compensation actually paid:

	Kristin Dolan

	2025	2024	2023

Total Compensation as reported in Summary Compensation Table (SCT)	$12,525,644	$8,691,058	$14,581,636

Deduct Fair value of equity awards granted during fiscal year	$(4,231,553)	$(2,308,981)	$(8,816,270)

Add Fair value of outstanding and unvested equity compensation granted in current year — value at end of year-end	$5,640,454	$1,815,641	$7,675,151

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(564,262)	$(857,712)	$ —

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(98,201)	$(2,420,866)	$ —

Compensation Actually Paid to PEO	$13,272,082	$4,919,140	$13,440,517

Non-PEO NEO Average Total Compensation Amount	$ 4,439,731	3,390,980	3,643,353
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,533,576	2,883,928	3,766,768
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported under Average Compensation Actually Paid for non-PEO
NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding any individual serving
as

our PEO for such year), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	Non-PEO NEO Averages

	2025	2024	2023

Total Compensation as reported in Summary Compensation Table (SCT)	$4,439,731	$3,390,980	$3,643,353

Deduct Fair value of equity awards granted during fiscal year	$(599,532)	$(665,896)	$(777,556)

Add Fair value of outstanding and unvested equity compensation granted in current year — value at end of year-end	$784,415	$543,666	$793,605

Change in fair value for end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	$(77,504)	$(133,710)	$53,839

Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	$(13,535)	$(251,112)	$53,526

Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	$ —	$ —	$ —

Compensation Actually Paid to Non-PEO N E Os	$4,533,576	$2,883,928	$3,766,768

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 60.75	63.38	119.91
Net Income (Loss)	$ 89,400,000	$ (226,546,000)	$ 215,464,000
PEO Name	Ms. Dolan	Ms. Dolan	Ms. Dolan
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,231,553)	$ (2,308,981)	$ (8,816,270)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,640,454	1,815,641	7,675,151
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(564,262)	(857,712)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(98,201)	(2,420,866)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,532)	(665,896)	(777,556)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	784,415	543,666	793,605
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,504)	(133,710)	53,839
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,535)	$ (251,112)	$ 53,526